Indebtedness	6 Months Ended
Jun. 30, 2025
Indebtedness [Abstract]
INDEBTEDNESS

12. INDEBTEDNESS

As at,	June 30, 2025	December 31, 2024
Senior Secured Credit Facilities
Term Loan B – U.S. Facility(1) (June 30, 2025 and December 31, 2024 – US$1,320,531)	$1,796,977	$1,889,451
2027 Senior Unsecured Notes(2) (June 30, 2025 – US$213,035 and December 31, 2024 – US$221,250)	289,898	318,246
2026 Senior Secured Notes(3) (June 30, 2025 and December 31, 2024 – US$387,047)	526,694	566,728
2027 Senior Secured Notes(4) (June 30, 2025 and December 31, 2024 – US$224,995)	306,173	323,633
Government of Canada Telesat Lightspeed Financing(5)	294,470	—
Government of Quebec Telesat Lightspeed Financing(5)	55,041	—
	3,269,253	3,098,058
Deferred financing costs, prepayment options, warrants and loss on repayment	(82,483)	(1,443)
	3,186,770	3,096,615
Less: current indebtedness	—	—
Long-term indebtedness	$3,186,770	$3,096,615

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(1)      On December 6, 2019, Telesat Canada entered into a new amended and restated Credit Agreement with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities are comprised of two tranches — a revolving credit facility of up to $200.0 million US dollars which matured in December 2024 and Term Loan B — U.S. Facility of US$1,908.5 million maturing in December 2026.

          During the three and six months ended June 30, 2024, Telesat repurchased a portion of the Term Loan B — U.S. Facility with a principal amount of $80.2 million (US$58.7 million) in exchange for $41.7 million (US$30.5 million). There were no repurchases during the three and six months ended June 30, 2025.

(2)      On October 11, 2019, Telesat Canada issued, through a private placement, US$550 million of 6.5% Senior Unsecured Notes, maturing in October 2027 (“2027 Senior Unsecured Notes”).

          During the three and six months ended June 30, 2025, Telesat repurchased 2027 Senior Unsecured Notes, with a principal amount of $11.4 million (US$8.2 million) in exchange for $4.5 million (US$3.3 million).

          During the three and six months ended June 30, 2024, Telesat repurchased 2027 Senior Unsecured Notes, with a principal amount of $100.4 million (US$73.8 million) in exchange for $30.4 million (US$22.3 million).

(3)      On April 27, 2021, Telesat Canada issued, through a private placement, US$500 million in aggregate principal amount of 5.625% Senior Secured Notes maturing in December 2026 (“2026 Senior Secured Notes”).

          During the three and six months ended June 30, 2024, Telesat repurchased 2026 Senior Secured Notes with a principal amount of $16.4 million (US$12.0 million) in exchange for $8.0 million (US$5.9 million). There were no repurchases during the three and six months ended June 30, 2025.

(4)      On December 6, 2019, Telesat Canada issued, through a private placement, US$400 million 4.875% Senior Secured Notes, maturing in June 2027 (“2027 Senior Secured Notes”).

          During the three and six months ended June 30, 2024, Telesat repurchased 2027 Senior Secured Notes with a principal amount of $103.3 million (US$75.0 million) in exchange for $48.4 million (US$35.1 million). There were no repurchases during the three and six months ended June 30, 2025.

(5)      On September 13, 2024, Telesat LEO Inc. entered into loan agreements with 16342451 Canada Inc., a subsidiary of Canada Development Investment Corporation (“Government of Canada”) and Investissement Quebec (“Government of Quebec”), for senior secured non-revolving delayed draw term loan facilities in the principal amount of $2,140 million and $400 million, respectively (“Telesat Lightspeed Financing”). Two advances were received during the six months ended June 30, 2025 totaling $286.5 million from the Government of Canada and $53.5 million from the Government of Quebec. There were no advances received in the three months ended June 30, 2025. The debt balances include $9.5 million of interest that was added to the principal balance of the loan.

Telesat Lightspeed Financing Warrants

As consideration for making available the loan facility, Telesat LEO Inc. entered into agreements with the lenders that irrevocably grant warrants equivalent to 11.87% of the common shares of Telesat LEO Inc. on a fully diluted basis (“Telesat Lightspeed Financing Warrants”). The Telesat Lightspeed Financing Warrants entitle the Government of Canada to acquire 10% and Government of Quebec to acquire 1.87% of Telesat LEO Inc.’s total shares on fully diluted basis, which were fair valued upon the completion of the conditions precedent.

The Telesat Lightspeed Financing Warrants are exercisable in whole or in part, using a cash or cashless exercise feature (at the sole discretion of holder), at any time after the second anniversary of the date of issuance of the warrants and up to 10 years from the issuance date (subject to certain terms and conditions of the warrant agreement). The standard cash exercise of the warrants meets the definition of gross-settled equity instruments; on the other hand, if the cashless exercise is used, the number of shares will vary depending on fair market value of the Telesat LEO Inc. common shares at the time of exercise. Consequently, the Telesat Lightspeed Financing Warrants fail to meet fixed-for-fixed criteria for equity classification and have been designated at fair value through profit and loss classified as a Level 3 instrument (Note 19).

Deferred Financing Charges

Deferred financing charges include the debt issue costs associated with the Telesat Lightspeed Financing and the initial value of the Telesat Lightspeed Financing Warrants granted to the Government of Canada and the Government of Quebec. As drawdowns are made against the Telesat Lightspeed Financing, the proportional amount of the deferred financing charges will be transferred to debt issue costs against the long-term indebtedness and amortized to interest expense using the effective interest method.

The activity in deferred financing charges for the six months ended June 30, 2025 is as follows:

	Telesat Lightspeed Financing Warrants	Debt issue costs	Total
As at December 31, 2024	$617,476	$37,468	$654,944
Additions	—	1,000	1,000
Transferred to debt issue costs	(80,888)	(5,055)	(85,943)
Impact of foreign exchange	(30,620)	(1,772)	(32,392)
As at June 30, 2025	$505,968	$31,641	$537,609